Reinsurance Balances Recoverable on Paid and Unpaid Losses (Tables)	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Summary of Reinsurance Reserves Recoverable
The following tables provide the total reinsurance balances recoverable on paid and unpaid losses.

	December 31, 2020
	Run-off	Legacy Underwriting	Corporate & Other	Total
Recoverable from reinsurers on unpaid:
Outstanding losses	$938,231	$263,638	$—	$1,201,869
IBNR	508,082	139,761	—	647,843
ULAE	16,688	—	—	16,688
Fair value adjustments - acquired companies	—	—	(15,353)	(15,353)
Fair value adjustments - fair value option	—	—	(21,427)	(21,427)
Total reinsurance reserves recoverable	1,463,001	403,399	(36,780)	1,829,620
Paid losses recoverable	172,309	87,234	—	259,543
Total	$1,635,310	$490,633	$(36,780)	$2,089,163

Reconciliation to Consolidated Balance Sheet:
Reinsurance balances recoverable on paid and unpaid losses	$1,093,053	$490,633	$(15,353)	$1,568,333
Reinsurance balances recoverable on paid and unpaid losses - fair value option	542,257	—	(21,427)	520,830
Total	$1,635,310	$490,633	$(36,780)	$2,089,163

	December 31, 2019
	Run-off	Legacy Underwriting	Corporate & Other	Total
Recoverable from reinsurers on unpaid:
Outstanding losses	$972,293	$273,142	$—	$1,245,435
IBNR	673,059	112,471	—	785,530
Fair value adjustments - acquired companies	—	—	(15,255)	(15,255)
Fair value adjustments - fair value option	—	—	(88,086)	(88,086)
Total reinsurance reserves recoverable	1,645,352	385,613	(103,341)	1,927,624
Paid losses recoverable	181,375	72,135	—	253,510
Total	$1,826,727	$457,748	$(103,341)	$2,181,134

Reconciliation to Consolidated Balance Sheet:
Reinsurance balances recoverable on paid and unpaid losses	$1,043,123	$457,748	$(15,255)	$1,485,616
Reinsurance balances recoverable on paid and unpaid losses - fair value option	783,604	—	(88,086)	695,518
Total	$1,826,727	$457,748	$(103,341)	$2,181,134
The following tables show our gross and net balances recoverable from our reinsurers as well as the related allowance for estimated uncollectible reinsurance broken down by the credit ratings of our reinsurers. The majority of the allowance for estimated uncollectible reinsurance relates to the Run-off segment.

	December 31, 2020
	Gross	Allowance for estimated uncollectible reinsurance	Net	Provisions as a % of Gross
Reinsurers rated A- or above	$1,464,529	$60,801	$1,403,728	4.2%
Reinsurers rated below A-, secured	608,999	—	608,999	—%
Reinsurers rated below A-, unsecured	152,757	76,321	76,436	50.0%
Total	$2,226,285	$137,122	$2,089,163	6.2%

	December 31, 2019
	Gross	Allowance for estimated uncollectible reinsurance	Net	Provisions as a % of Gross
Reinsurers rated A- or above	$1,731,270	$43,427	$1,687,843	2.5%
Reinsurers rated below A-, secured	463,840	—	463,840	—%
Reinsurers rated below A-, unsecured	133,663	104,212	29,451	78.0%
Total	$2,328,773	$147,639	$2,181,134	6.3%
The following tables provide a summary of net premiums written and earned for the years ended December 31, 2020, 2019 and 2018:

	2020		2019		2018
	Premiums Written	Premiums Earned	Premiums Written	Premiums Earned	Premiums Written	Premiums Earned
Run-off
Gross	$5,191	$71,522	$(25,069)	$197,009	$(8,910)	$25,230
Ceded	(2,204)	(12,827)	(269)	(28,513)	(307)	(15,803)
Net	$2,987	$58,695	$(25,338)	$168,496	$(9,217)	$9,427
Legacy Underwriting
Gross	$546,792	$658,396	$683,722	$752,521	$826,442	$836,883
Ceded	(116,955)	(144,999)	(113,331)	(116,970)	(162,878)	(150,531)
Net	$429,837	$513,397	$570,391	$635,551	$663,564	$686,352
Total
Gross	$551,983	$729,918	$658,653	$949,530	$817,532	$862,113
Ceded	(119,159)	(157,826)	(113,600)	(145,483)	(163,185)	(166,334)
Net	$432,824	$572,092	$545,053	$804,047	$654,347	$695,779

Reinsurance Balances Recoverable by Reinsurer

	December 31, 2020
	Run-Off	Legacy Underwriting	Corporate & Other	Total	% of Total
Top 10 reinsurers	$1,036,676	$327,917	$—	$1,364,593	65.3%
Other reinsurers > $1 million	574,869	159,513	(36,780)	697,602	33.4%
Other reinsurers < $1 million	23,765	3,203	—	26,968	1.3%
Total	$1,635,310	$490,633	$(36,780)	$2,089,163	100.0%

	December 31, 2019
	Run-Off	Legacy Underwriting	Corporate & Other	Total	% of Total
Top 10 reinsurers	$1,154,110	$317,494	$—	$1,471,604	67.4%
Other reinsurers > $1 million	653,374	138,699	(103,341)	688,732	31.6%
Other reinsurers < $1 million	19,243	1,555	—	20,798	1.0%
Total	$1,826,727	$457,748	$(103,341)	$2,181,134	100.0%

	December 31, 2020	December 31, 2019
Information regarding top ten reinsurers:
Number of top 10 reinsurers rated A- or better	7	8
Number of top 10 non-rated reinsurers (1)	3	2

Reinsurers rated A- or better in top 10	$863,819	$1,199,479
Non-rated reinsurers in top 10 (1)	500,774	272,125
Total top 10 reinsurance recoverables	$1,364,593	$1,471,604

Single reinsurers that represent 10% or more of total reinsurance balance recoverables as of December 31, 2020 and 2019:

Hannover Ruck SE (2)	$—	$259,077
Lloyd's Syndicates (3)	$331,118	$396,246
Michigan Catastrophic Claims Association(4)	$229,374	$—
(1) The reinsurance balances recoverable from the three and two non-rated top 10 reinsurers as of December 31, 2020 and 2019, respectively, was comprised of:
•$229.4 million and $190.8 million as of December 31, 2020 and December 31, 2019 respectively, due from a U.S. state backed reinsurer that is supported by assessments on active auto writers operating within the state;
•$73.8 million and $81.4 million as of December 31, 2020 and December 31, 2019 respectively, due from a reinsurer who has provided us with security in the form of pledged assets in trust for the full amount of the recoverable balance; and
•$208.4 million as of December 31, 2020 due from Enhanzed Re, an equity method investee to whom some of our subsidiaries have retroceded their exposures through quota share reinsurance agreements as discussed in Note 21 - "Related Party Transactions". These quota share reinsurance agreements are written on a funds withheld basis with our subsidiaries retaining the retrocession premium consideration, to secure the full amount of the recoverable balances due from Enhanzed Re.
(2) Hannover Ruck SE is rated AA- by Standard & Poor’s and A+ by A.M. Best. The transaction described in Note 4 - "Significant New Business" had the effect of reducing the balances due from this reinsurer to below 10% of the total reinsurance balances recoverable as of December 31, 2020.
(3) Lloyd's Syndicates are rated A+ by Standard & Poor's and A by A.M. Best.
(4) U.S. state backed reinsurer that is supported by assessments on active auto writers operating within the state.

Summary of Reinsurance Recoverable, Allowance for Credit Loss
The table below provides a reconciliation of the beginning and ending allowance for estimated uncollectible reinsurance balances for the years ended December 31, 2020 and 2019:

	2020	2019
Allowance for estimated uncollectible reinsurance, beginning of year	$147,639	$156,732
Cumulative effect of change in accounting principle	(195)	—
Effect of exchange rate movement	700	(887)
Current period change in the allowance	(381)	2,077
Write-offs charged against the allowance	(9,625)	(9,871)
Recoveries collected	(1,016)	(412)
Allowance for estimated uncollectible reinsurance, end of year	$137,122	$147,639